CASH AND CASH EQUIVALENTS AND INVESTMENTS - Income statement information (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH AND CASH EQUIVALENTS AND INVESTMENTS
Interest in associates	$ 273	$ (9,228)	$ (6,502)
Interest in joint ventures	(4,012)	(4,553)	1,094
Others	(3)	(1,313)
Total share of results from associates and joint ventures	(3,742)	(15,094)	$ (5,408)
Derecognition of interest	$ 3
Expenses related to the sale of Ver TV		$ 1,313